Note 11 - Loss Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

11. LOSS PER SHARE

The reconciliation of shares used to calculate basic and diluted loss per share consists of the following:

	Year ended December 31,
	2014	2013	2012
Weighted average common shares for basic loss per share	85,810	80,991	70,721
Effect of dilutive securities:
Stock options (*)	-	-	-
Unvested restricted stock (*)	-	-	-
Adjusted weighted average shares for diluted loss per share	85,810	80,991	70,721

*	Incremental shares from restricted stock and stock options are computed using the treasury stock method.

Dilution arising from the Company's outstanding stock options or unvested restricted stock was not included in the years ended December 31, 2014, 2013 and 2012 as their effect was anti-dilutive. Potential dilution arising from any of the remainder of the Company's outstanding stock options or unvested restricted stock is detailed below. Such potential dilution was excluded as their effect was anti-dilutive.

	Year ended December 31,
	2014	2013	2012
Stock options	1,219	1,959	2,495
Unvested restricted stock	3,104	2,872	1,430